UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21691

Adirondack Funds

(Exact name of registrant as specified in charter)

26 Vly Road, Albany, NY  12205

(Address of principal executive offices)

(Zip code)

Gregory A. Roeder, Adirondack Research and Management, Inc.

26 Vly Road, Albany, NY  12205

(Name and address of agent for service)

Copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant's telephone number, including area code: (518) 690-0470

Date of fiscal year end: March 31

Date of reporting period: June 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	The Adirondack Small Cap Fund
	Schedule of Investments
	June 30, 2010 (Unaudited)

Shares		Value

COMMON STOCK - 87.06%

Accident & Health Insurance - 1.91%
83,400	CNO Financial Group, Inc. *	$ 412,830

Agriculture Productions Crops - 2.20%
23,504	Fresh Del Monte Produce, Inc. *	475,721

Air-Conditioning & Warm Air Heating Equipment - 1.08%
20,893	Tecumseh Products Co. Class-A *	232,330

Ball & Roller Bearings - 1.55%
66,834	NN, Inc. *	334,170

Biotechnology Research & Products - 2.38%
84,600	Trinity Biotech Plc. (Ireland) *	514,368

Business Services, NEC - 0.49%
30,623	Spark Network, Inc. *	106,568

Calculating & Accounting Machines (No Electronic Computers) - 1.91%
33,949	NCR Corp. *	411,462

Computer Peripheral Equipment, NEC - 0.84%
35,000	Brocade Communications Systems, Inc. *	180,600

Computer Services Soft & System - 2.52%
28,046	Keynote Systems, Inc.	252,975
40,000	Lawson Software, Inc. *	292,000
		544,975
Computer Technology - 0.62%
46,633	Adaptec, Inc. *	134,769

Construction Special Trade Contractors - 1.79%
41,500	Matrix Service Co. *	386,365

Contain & Package-Metal & Glass - 1.66%
14,301	Crown Holdings, Inc. *	358,097

Electric Services - 6.66%
18,000	Calpine Corp. *	228,960
40,500	Mirant Corp. *	427,680
40,754	PNM Resources, Inc.	455,630
10,800	Unisource Energy Corp.	325,944
		1,438,214
Electric Lighting & Wiring Equipment - 1.27%
56,139	LSI Industries, Inc.	273,958

Electromedical & Electrotherapeutic Apparatus - 0.40%
4,675	CONMED Corp. *	87,095

Financial Data Process Services - 1.10%
46,274	BGC Partners, Inc. Class-A	236,460

Financial Miscellaneous - 2.18%
71,748	PMA Capital Corp. Class-A	469,949

Fire, Marine & Casualty Insurance - 4.92%
8,400	Endurance Specialty Holdings Ltd.	315,252
27,000	Montpelier Re Holdings, Ltd. (Bermuda)	403,110
23,156	Selective Insurance Group, Inc.	344,098
		1,062,460
Food & Kindred Products - 1.70%
26,000	Sara Lee Corp.	366,600

Glass Containers - 0.49%
4,000	Owens Illinois, Inc. *	105,800

Gold & Silver Ores - 1.11%
15,200	Coeur D'Alene Mines Corp. *	239,856

Home Health Care - 1.04%
395,116	Hooper Holmes, Inc. *	225,216

Instruments for Measuring & Testing of Electricity & Electronic Signals - 1.09%
27,400	Ixia *	235,366

Leisure Time - 1.52%
54,200	Callaway Golf Corp.	327,368

Insurance-Life - 1.45%
24,000	Genworth Financial, Inc. Class-A *	313,680

Medical & Dental Instruments & Supply - 2.71%
46,842	Vascular Solutions, Inc. *	585,525

Miscellaneous Electrical Machinery, Equipment & Supplies - 1.56%
64,717	Exide Technologies *	336,528

Printed Circuit Boards - 6.20%
89,615	DDI Corp.	674,801
23,300	Jabil Circuit, Inc.	309,890
26,000	Sanmina-SCI Corp. *	353,860
		1,338,551
Petroleum Refining - 1.91%
30,704	Frontier Oil Corp. *	412,969

Pharmaceutical Preparations - 3.94%
18,500	Endo Pharmaceuticals Holdings, Inc. *	403,670
63,245	Prestige Brands Holdings, Inc. *	447,775
		851,445
Production Technology Equipment - 1.71%
27,669	Electro Secientific Industries, Inc. *	369,658

Publishing-Newspapers - 1.52%
82,398	Journal Communications, Inc. Class-A *	327,120

Radio & TV Broadcasting & Communications Equipment - 3.06%
56,000	Endwave Corp. *	184,800
57,807	SeaChange International, Inc. *	475,752
		660,552
Retail-Stores - 1.11%
10,900	Interactive Corp. *	239,473

Security Brokers, Dealers & Flotation Companies - 2.71%
75,569	Cowen Group, Inc. *	309,833
20,000	Knight Capital Group, Inc. *	275,800
		585,633
Semiconductors & Related Devices - 3.21%
72,100	AXT, Inc. *	325,171
42,400	Verigy Ltd. *	368,456
		693,627
Services-Amusements & Recreation Services - 0.98%
43,500	Warner Music Group Corp. *	211,410

Services-Commercial - 0.96%
40,000	Albany Molecular Research, Inc. *	206,800

Services-Computer Processing & Data Preparation - 1.01%
203,942	iPass, Inc.	218,218

Services-Computer Programming, Data Processing Etc. - 0.74%
139,248	Autobytel, Inc. *	158,743

Services-Computer Programming Services - 4.91%
52,000	Compuware Corp. *	414,960
75,000	Realnetwork, Inc. *	247,500
77,224	Saba Software, Inc. *	397,704
		1,060,164
Surety Insurance - 1.74%
14,100	Assured Guaranty Ltd. (Bermuda)	187,107
41,560	Ram Holdings Ltd. *	24,936
10,200	XL Capital Ltd.	163,302
		375,345
Telephone & Telegraph Apparatus - 1.79%
60,500	Tellabs, Inc.	386,595

Water, Sewer, Pipeline, Comm & Power Line Construction - 1.41%
18,245	MYR Group, Inc. *	304,509

TOTAL FOR COMMON STOCKS (Cost $17,786,224) - 87.06%		18,797,142

CORPORATE BONDS - 4.84%
24,600	Delphi Financial Group Jr. Sub Debentures, 7.376%	485,850
6,808	Phoenix Co., 7.450%, 01/15/2032	112,570
25,800	PMA Capital Corp. 8.500%, 06/15/2018	258,258
8,856	Pulte Homes, Inc. 7.375%, 06/01/2046	188,633

TOTAL FOR CORPORATE BONDS (Cost $889,655) - 4.84%		1,045,311

SHORT-TERM INVESTMENTS - 9.14%
1,973,190	Huntington U.S. Treasury Money Market IV (Cost $1,973,190) 0.01% **	1,973,190

TOTAL INVESTMENTS (Cost $20,649,069) - 101.04%		21,815,643

LIABILITES IN EXCESS OF OTHER ASSETS - (1.04%)		(223,817)

NET ASSETS - 100.00%		$ 21,591,826

* Non-income producing securities during the period
** Variable rate security; the coupon rate shown represents the yield at June 30, 2010.

NOTES TO FINANCIAL STATEMENTS
Adirondack Small Cap Fund
1. SECURITY TRANSACTIONS

At June 30, 2010 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $20,649,069 amounted to $1,166,574 which consisted of aggregate gross unrealized appreciation of $2,615,717 and aggregate gross unrealized depreciation of $1,449,143.

2. SECURITY VALUATION

Equity securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by a pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by a pricing service at its last bid price.  When market quotations are not readily available from a pricing service, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, when restricted or illiquid securities are being valued, or when an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, such securities are fair valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2010:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$18,797,142	$0	$0	$18,797,142
Exchange Traded Funds	$0	$0	$0	$0
Corporate Bonds	$1,045,311	$0	$0	$1,045,311
Cash Equivalents	$1,973,190	$0	$0	$1,973,190
Total	$21,815,643	$0	$0	$21,815,643

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adirondack Funds

By /s/Gregory A. Roeder

*Gregory A. Roeder

President and Chief Compliance Officer

Date August 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory A. Roeder

*Gregory A. Roeder

President and Chief Compliance Officer

Date August 26, 2010

By /s/Matthew Reiner

*Matthew Reiner

Treasurer and Principal Financial Officer

Date August 26, 2010

* Print the name and title of each signing officer under his or her signature.